Property, Plant and Equipment - Summary of Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of Property, Plant & Equipment	$ 64.5	$ 9.1	$ 0.7
North America Fiber Cement
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of Property, Plant & Equipment	44.0	3.0	0.7
Asia Pacific Fiber Cement
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of Property, Plant & Equipment	15.0	0.0	0.0
Europe Building Products
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of Property, Plant & Equipment	5.5	0.0	0.0
Other Businesses
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of Property, Plant & Equipment	$ 0.0	$ 6.1	$ 0.0